UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2014

LEGG MASON

BW INTERNATIONAL OPPORTUNITIES BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s objective is to maximize total return consisting of income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason BW International Opportunities Bond Fund for the six-month reporting period ended June 30, 2014. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

II	Legg Mason BW International Opportunities Bond Fund

Investment commentary

Economic review

Since the end of the Great Recession, the U.S. economy has expanded at a slower than usual pace, compared to recent history. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce’s revised figures, was 4.5% during the third quarter of 2013, its best reading since the fourth quarter of 2011. At the beginning of the six months ended June 30, 2014 (the “reporting period”), the severe winter weather of January and February played a key role in a sharp reversal in the economy, a 2.1% contraction during the first quarter of 2014. This was the first negative GDP report in three years. Negative contributions were widespread: private inventory investment, exports, state and local government spending, nonresidential and residential fixed investment. Thankfully, this setback was very brief, as the initial reading for second quarter GDP growth, released after the reporting period ended, was 4.0%, suggesting the recovery has some resilience and continues to recover from the severe consequences of the Great Recession. The second quarter rebound in GDP growth was driven by several factors, including increased private inventory investment and exports, as well as an acceleration in personal consumption expenditures and an upturn in state and local government spending.

The U.S. manufacturing sector continued to support the economy during the reporting period. Based on figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 56.5 in December 2013, the PMI fell to 51.3 in January 2014, its weakest reading since May 2013. However, the PMI moved up the next four months and was 55.4 in May 2014, and slipped to 55.3 in June, with fifteen of the eighteen industries within the PMI expanding.

The U.S. job market improved during the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 6.6%. Unemployment then ticked up to 6.7% in February and held steady in March 2014. Unemployment then fell to 6.3% in April and was unchanged in May. The labor market then gathered additional momentum in June, as the unemployment rate fell to 6.1%, the lowest level since September 2008. However, falling unemployment during the period was partially due to a decline in the workforce participation rate, which was 62.8% from May through June 2014, matching the lowest level since 1978. The number of longer-term unemployed, however, declined, as 32.8% of the 9.5 million Americans looking for work in June 2014 had been out of work for more than six months. In contrast, 37.7% of the 10.4 million Americans looking for work in December 2013 had been out of work for more than six months.

Growth outside the U.S. generally improved in developed countries. In its April 2014 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”) stated that “Global activity has broadly strengthened and is expected to improve further in 2014–15, with much of the impetus coming from advanced economies.” From a regional perspective, the IMF anticipates 2014 growth will be 1.2% in the Eurozone, versus

Legg Mason BW International Opportunities Bond Fund	III

Investment commentary (cont’d)

-0.5% in 2013. Economic activity in Japan is expected to be relatively stable, with growth of 1.4% in 2014, compared to 1.5% in 2013. After moderating in 2013, the IMF projects that overall growth in emerging market countries will improve somewhat in 2014, with growth of 4.9% versus 4.7% in 2013.

IV	Legg Mason BW International Opportunities Bond Fund

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. Following the meeting that concluded on December 18, 2013, the Fed announced that it would begin tapering its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.”

At each of the Fed’s next four meetings (January, March, April and June 2014), it announced further $10 billion tapering of its asset purchases. Finally, at its meeting that ended on July 30, 2014, after the reporting period ended, the Fed again cut its monthly asset purchases. Beginning in August, it will buy a total of $25 billion per month ($10 billion per month of agency MBS and $15 billion per month of longer-term Treasuries).

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth. In December 2013, before the beginning of the reporting period, the ECB cut rates from 0.50% to 0.25%, a new record low. On June 5, 2014, the ECB made a number of additional moves in an attempt to support the region’s economy and ward off deflation: the ECB reduced rates to a new low of 0.15%, and will now charge commercial banks 0.10% to keep money at the ECB. This “negative deposit rate” is aimed at encouraging commercial banks to lend some of their incremental cash which, in turn, could help to spur growth. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. Elsewhere, the People’s Bank of China kept rates on hold at 6.0%.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2014?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the reporting period. When the reporting period began, the yield on the two-year Treasury was 0.38%. It fell as low as 0.30% in early February 2014, and was as high as 0.51% on June 17, 2014, before ending the period at 0.47%. The yield on the ten-year Treasury began the period at 3.04%, its peak for the period. The ten-year Treasury fell as low as 2.44% on May 28, 2014 and ended the period at 2.53%.

Legg Mason BW International Opportunities Bond Fund	V

Investment commentary (cont’d)

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generated positive results during the reporting period, rallying in January and February 2014, as investor demand was solid overall. The majority of spread sectors then modestly declined in March as interest rates moved higher. However, the reporting period ended on an upbeat note as the spread sectors generated positive results from April through June. The overall bond market, as measured by the Barclays U.S. Aggregate Indexvi, gained 3.93% during the six months ended June 30, 2014.

Q. How did the high-yield bond market perform over the six months ended June 30, 2014?

A. The U.S. high-yield bond market was among the best performing spread sectors during the reporting period, gaining 5.46% for the six months ended June 30, 2014. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvii, posted positive returns during all six months covered by the reporting period. Supporting the high yield market was generally solid investor demand and low defaults.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The asset class was volatile but generated extremely strong results during the six months ended June 30, 2014. The asset class weakened in January 2014, given renewed concerns about China’s economy and depreciating emerging market currencies. However, the asset class rallied sharply from February through June 2014 as investor demand was generally robust. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii gained 9.10% during the six months ended June 30, 2014.

Performance review

For the six months ended June 30, 2014, Class IS shares of Legg Mason BW International Opportunities Bond Fund returned 8.98%. The Fund’s unmanaged benchmark, the Citigroup World Government Bond Ex-U.S. Index (Unhedged)ix, returned 5.95% for the same period. The Lipper International Income Funds Category Average1 returned 5.04% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 139 funds in the Fund’s Lipper category, and excluding sales charges.

VI	Legg Mason BW International Opportunities Bond Fund

Performance Snapshot as of June 30, 2014 (unaudited)
(excluding sales charges)	6 months
Legg Mason BW International Opportunities Bond Fund:
Class A	8.87%
Class C	8.31%
Class C1♦	8.56%
Class FI	8.79%
Class R	8.66%
Class I	8.92%
Class IS	8.98%
Citigroup World Government Bond Ex-U.S. Index (Unhedged)	5.95%
Lipper International Income Funds Category Average[1]	5.04%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2014 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 2.81%, 2.20%, 2.34%, 2.36%, 2.55%, 3.21% and 3.31%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class C1, Class R, Class I and Class IS shares would have been 2.50%, 1.96%, 2.04%, 2.43%, 3.16% and 3.28%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2014, the gross total annual operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 1.42%, 2.27%, 2.27%, 1.34%, 1.92%, 1.02% and 1.10%, respectively.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 139 funds in the Fund’s Lipper category, and excluding sales charges.

♦

Effective August 1, 2012, Class C shares were reclassified as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor prior to August 1, 2012). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Legg Mason BW International Opportunities Bond Fund	VII

Investment commentary (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.00% for Class A shares, 1.75% for Class C shares, 1.45% for Class C1 shares, 1.00% for Class FI shares, 1.25% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, total annual operating expenses for Class IS shares will not exceed those for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

RISKS: The Fund is non-diversified and may be more susceptible to economic, political or regulatory events than a diversified fund. Foreign securities involve special risks such as currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. The Fund’s share price will decline as interest rates rise. Below investment grade debt securities involve greater volatility than higher-rated securities. The Fund may engage in derivative transactions, which involve special risks and costs and may increase losses and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

VIII	Legg Mason BW International Opportunities Bond Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

ix

The Citigroup World Government Bond Ex-U.S. Index (Unhedged) encompasses an all-inclusive universe of institutionally traded bonds, including all fixed-rate bonds with remaining maturities of one year or longer with amounts outstanding of at least the equivalent of $25 million.

Legg Mason BW International Opportunities Bond Fund	IX

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2014 and December 31, 2013 and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2014 and held for the six months ended June 30, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	8.87%	$1,000.00	$1,088.70	1.00%	$5.18	Class A	5.00%	$1,000.00	$1,019.84	1.00%	$5.01
Class C	8.31	1,000.00	1,083.10	1.75	9.04	Class C	5.00	1,000.00	1,016.12	1.75	8.75
Class C1	8.56	1,000.00	1,085.60	1.45	7.50	Class C1	5.00	1,000.00	1,017.60	1.45	7.25
Class FI	8.79	1,000.00	1,087.90	1.00	5.18	Class FI	5.00	1,000.00	1,019.84	1.00	5.01
Class R	8.66	1,000.00	1,086.60	1.25	6.47	Class R	5.00	1,000.00	1,018.60	1.25	6.26
Class I	8.92	1,000.00	1,089.20	0.75	3.89	Class I	5.00	1,000.00	1,021.08	0.75	3.76
Class IS	8.98	1,000.00	1,089.80	0.65	3.37	Class IS	5.00	1,000.00	1,021.57	0.65	3.26

2	Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report

[1]	For the six months ended June 30, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2014

Legg Mason BW International Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 60.0%
Australia — 7.1%
New South Wales Treasury Corp., Senior Notes	5.000%	8/20/24	9,445,000	AUD	$9,743,998
Queensland Treasury Corp., Senior Bonds	6.250%	2/21/20	5,980,000	AUD	6,459,369
Queensland Treasury Corp., Senior Notes	6.000%	7/21/22	2,635,000	AUD	2,870,119
Total Australia					19,073,486
Brazil — 3.3%
Federative Republic of Brazil, Notes	10.000%	1/1/21	10,315,000	BRL	4,277,403
Federative Republic of Brazil, Notes	10.000%	1/1/23	11,375,000	BRL	4,620,248
Total Brazil					8,897,651
Hungary — 2.5%
Hungary Government Bond, Bonds	5.500%	2/12/16	1,068,000,000	HUF	4,966,031
Hungary Government Bond, Bonds	7.500%	11/12/20	272,000,000	HUF	1,457,482
Hungary Government Bond, Bonds	6.000%	11/24/23	82,000,000	HUF	411,972
Total Hungary					6,835,485
Indonesia — 2.5%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	15,200,000,000	IDR	1,304,277
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	41,100,000,000	IDR	3,570,267
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	22,600,000,000	IDR	1,867,362
Total Indonesia					6,741,906
Italy — 7.3%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	5.000%	8/1/39	12,095,000	EUR	19,688,368	(a)
Malaysia — 2.5%
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	4,715,000	MYR	1,481,661
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	17,470,000	MYR	5,237,159
Total Malaysia					6,718,820
Mexico — 10.1%
United Mexican States, Bonds	8.500%	5/31/29	107,200,000	MXN	10,114,645
United Mexican States, Bonds	8.500%	11/18/38	73,620,000	MXN	6,944,562
United Mexican States, Bonds	7.750%	11/13/42	117,160,000	MXN	10,251,660
Total Mexico					27,310,867
New Zealand — 2.7%
Government of New Zealand, Senior Bonds	5.500%	4/15/23	7,735,000	NZD	7,307,676
Poland — 3.1%
Republic of Poland, Bonds	4.000%	10/25/23	24,675,000	PLN	8,480,988
Portugal — 4.2%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.950%	10/25/23	4,050,000	EUR	6,129,592	(a)
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.100%	4/15/37	3,990,000	EUR	5,165,747	(a)
Total Portugal					11,295,339

See Notes to Financial Statements.

4	Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report

Legg Mason BW International Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
South Africa — 2.4%
Republic of South Africa, Bonds	6.750%	3/31/21	19,375,000	ZAR	$1,708,551
Republic of South Africa, Bonds	6.500%	2/28/41	68,640,000	ZAR	4,822,484
Total South Africa					6,531,035
South Korea — 3.3%
Republic of Korea, Senior Bonds	5.750%	9/10/18	6,713,500,000	KRW	7,397,556
Republic of Korea, Senior Bonds	3.375%	9/10/23	1,409,300,000	KRW	1,420,620
Total South Korea					8,818,176
Turkey — 0.9%
Republic of Turkey, Bonds	6.500%	1/7/15	5,190,000	TRY	2,435,400
United Kingdom — 8.1%
United Kingdom Gilt, Bonds	2.750%	1/22/15	9,095,000	GBP	15,761,567	(a)
United Kingdom Gilt, Bonds	4.250%	3/7/36	3,085,000	GBP	6,029,271	(a)
Total United Kingdom					21,790,838
Total Sovereign Bonds (Cost — $151,567,541)					161,926,035
Collateralized Mortgage Obligations — 1.7%
TDA CAM Fondo de Titulizacion de Activos, 2008 A (Cost — $4,378,827)	0.448%	2/26/49	3,661,928	EUR	4,669,994	(a)(b)
Corporate Bonds & Notes — 7.5%
Financials — 7.5%
Banks — 4.8%
ANZ New Zealand International Ltd., Senior Notes	0.748%	4/27/17	640,000		641,870	(b)(c)
Dexia Credit Local SA, Senior Notes	0.524%	11/13/15	3,385,000		3,385,213	(a)(b)
Erste Abwicklungsanstalt, Senior Notes	0.431%	6/7/16	1,400,000		1,403,480	(a)(b)
Nederlandse Waterschapsbank NV, Senior Notes	0.455%	2/14/18	5,435,000		5,457,409	(b)(c)
Shinhan Bank, Senior Notes	0.880%	4/8/17	2,195,000		2,203,097	(b)(c)
Total Banks					13,091,069
Capital Markets — 0.6%
Macquarie Group Ltd., Senior Notes	1.225%	1/31/17	1,520,000		1,522,894	(b)(c)
Diversified Financial Services — 2.1%
Svensk Exportkredit AB, Senior Notes	0.526%	1/23/17	3,660,000		3,683,893	(b)
Svensk Exportkredit AB, Senior Notes	0.410%	6/12/17	1,210,000		1,213,090	(b)
Svensk Exportkredit AB, Senior Notes	0.599%	11/9/17	850,000		858,636	(a)(b)
Total Diversified Financial Services					5,755,619
Total Corporate Bonds & Notes (Cost — $20,354,791)					20,369,582
Total Investments Before Short-Term Investments (Cost — $176,301,159)					186,965,611

See Notes to Financial Statements.

Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Legg Mason BW International Opportunities Bond Fund

Security	Rate	Face Amount†	Value
Short-Term Investments — 5.6%
State Street Institutional Liquid Reserves Fund (Cost — $14,966,960)	0.060%	14,966,960	$14,966,960
Total Investments — 74.8% (Cost — $191,268,119#)			201,932,571
Other Assets in Excess of Liabilities — 25.2%			68,093,118
Total Net Assets — 100.0%			$270,025,689

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
TRY	— Turkish Lira
ZAR	— South African Rand

Summary of Investments by Country**
Mexico	13.5%
United Kingdom	10.8
Australia	10.2
Italy	9.8
Portugal	5.6
South Korea	5.5
Brazil	4.4
Poland	4.2
New Zealand	3.9
Hungary	3.4

See Notes to Financial Statements.

6	Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report

Legg Mason BW International Opportunities Bond Fund

Summary of Investments by Country** (continued)
Indonesia	3.3%
Malaysia	3.3
South Africa	3.2
Sweden	2.9
Netherlands	2.7
Spain	2.3
France	1.7
Turkey	1.2
Germany	0.7
Short-Term Investments	7.4
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2014 and are subject to change.

See Notes to Financial Statements.

Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

June 30, 2014

Assets:
Investments, at value (Cost — $191,268,119)	$201,932,571
Foreign currency, at value (Cost — $2,989,954)	2,990,369
Receivable for Fund shares sold	65,633,312
Interest receivable	2,945,736
Unrealized appreciation on forward foreign currency contracts	255,335
Prepaid expenses	45,055
Total Assets	273,802,378

Liabilities:
Payable for securities purchased	2,838,528
Unrealized depreciation on forward foreign currency contracts	426,128
Payable for Fund shares repurchased	167,617
Due to custodian	164,653
Investment management fee payable	70,564
Service and/or distribution fees payable	1,311
Trustees’ fees payable	1,055
Accrued foreign capital gains tax	597
Accrued expenses	106,236
Total Liabilities	3,776,689
Total Net Assets	$270,025,689

Net Assets:
Par value (Note 7)	$220
Paid-in capital in excess of par value	261,117,424
Overdistributed net investment income	(1,564,486)
Accumulated net realized loss on investments and foreign currency transactions	(43,255)
Net unrealized appreciation on investments and foreign currencies	10,515,786	*
Total Net Assets	$270,025,689

See Notes to Financial Statements.

8	Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report

Shares Outstanding:
Class A	226,711
Class C	34,573
Class C1	930
Class FI	6,195,290
Class R	964
Class I	12,913,281
Class IS	2,587,901

Net Asset Value:
Class A (and redemption price)	$12.30
Class C**	$12.29
Class C1**	$12.30
Class FI (and redemption price)	$12.30
Class R (and redemption price)	$12.29
Class I (and redemption price)	$12.30
Class IS (and redemption price)	$12.29
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$12.85

*	Net of accrued foreign capital gains tax of $597.

**	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended June 30, 2014

Investment Income:
Interest	$3,417,546
Less: Foreign taxes withheld	(64,612)
Total Investment Income	3,352,934

Expenses:
Investment management fee (Note 2)	401,103
Transfer agent fees (Note 5)	104,169
Registration fees	43,812
Custody fees	25,813
Audit and tax	22,762
Legal fees	18,576
Fund accounting fees	12,520
Shareholder reports	11,111
Trustees’ fees	7,778
Service and/or distribution fees (Notes 2 and 5)	6,471
Insurance	836
Fees recaptured by investment manager (Note 2)	99
Miscellaneous expenses	2,319
Total Expenses	657,369
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(61,699)
Net Expenses	595,670
Net Investment Income	2,757,264

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	1,628,829
Foreign currency transactions	(297,073)
Net Realized Gain	1,331,756
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	10,089,160	[1]
Foreign currencies	(80,472)
Change in Net Unrealized Appreciation (Depreciation)	10,008,688
Net Gain on Investments and Foreign Currency Transactions	11,340,444
Increase in Net Assets from Operations	$14,097,708

[1]	Net of change in accrued foreign capital gains tax of $597.

See Notes to Financial Statements.

10	Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2014 (unaudited) and the Year Ended December 31, 2013	2014	2013

Operations:
Net investment income	$2,757,264	$2,963,044
Net realized gain (loss)	1,331,756	(329,104)
Change in net unrealized appreciation (depreciation)	10,008,688	(3,648,620)
Increase (Decrease) in Net Assets From Operations	14,097,708	(1,014,680)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(3,080,352)	(1,757,179)
Net realized gains	(225,235)	(3,488,190)
Decrease in Net Assets From Distributions to Shareholders	(3,305,587)	(5,245,369)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	142,997,140	121,598,509
Reinvestment of distributions	2,800,686	3,975,025
Cost of shares repurchased	(20,217,820)	(63,329,619)
Increase in Net Assets From Fund Share Transactions	125,580,006	62,243,915
Increase in Net Assets	136,372,127	55,983,866

Net Assets:
Beginning of period	133,653,562	77,669,696
End of period*	$270,025,689	$133,653,562
*Includesoverdistributed net investment income of:	$(1,564,486)	$(1,241,398)

See Notes to Financial Statements.

Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2014[2]	2013	2012	2011[3]

Net asset value, beginning of period	$11.50	$12.65	$11.76	$12.16

Income (loss) from operations:
Net investment income	0.19	0.36	0.45	0.08
Net realized and unrealized gain (loss)	0.83	(0.78)	1.29	(0.25)
Total income (loss) from operations	1.02	(0.42)	1.74	(0.17)

Less distributions from:
Net investment income	(0.20)	(0.22)	(0.51)	(0.14)
Net realized gains	(0.02)	(0.51)	(0.34)	(0.09)
Total distributions	(0.22)	(0.73)	(0.85)	(0.23)

Net asset value, end of period	$12.30	$11.50	$12.65	$11.76
Total return[4]	8.87%	(3.43)%	15.21%	(1.40)%

Net assets, end of period (000s)	$2,788	$5,504	$93	$10

Ratios to average net assets:
Gross expenses	1.19%[5]	1.42%	1.33%	1.35%[5]
Net expenses[6,7,8]	1.00 [5]	0.96	0.99	1.00 [5]
Net investment income	3.16 [5]	3.08	3.68	3.96 [5]

Portfolio turnover rate	35%	81%	76%	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period October 31, 2011 (inception date) to December 31, 2011.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

12	Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2014[2]	2013	2012[3]

Net asset value, beginning of period	$11.51	$12.65	$12.12

Income (loss) from operations:
Net investment income	0.14	0.27	0.15
Net realized and unrealized gain (loss)	0.82	(0.77)	0.71
Total income (loss) from operations	0.96	(0.50)	0.86

Less distributions from:
Net investment income	(0.16)	(0.13)	(0.18)
Net realized gains	(0.02)	(0.51)	(0.15)
Total distributions	(0.18)	(0.64)	(0.33)

Net asset value, end of period	$12.29	$11.51	$12.65
Total return[4]	8.31%	(4.11)%	7.12%

Net assets, end of period (000s)	$425	$353	$42

Ratios to average net assets:
Gross expenses	1.96%[5]	2.27%	2.06%[5]
Net expenses[6,7,8]	1.75 [5]	1.74	1.74 [5]
Net investment income	2.42 [5]	2.35	2.98 [5]

Portfolio turnover rate	35%	81%	76%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period August 1, 2012 (inception date) through December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commission, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1,2]	2014[3]	2013	2012	2011[4]

Net asset value, beginning of period	$11.50	$12.65	$11.76	$12.16

Income (loss) from operations:
Net investment income	0.16	0.33	0.39	0.07
Net realized and unrealized gain (loss)	0.82	(0.80)	1.29	(0.25)
Total income (loss) from operations	0.98	(0.47)	1.68	(0.18)

Less distributions from:
Net investment income	(0.16)	(0.17)	(0.45)	(0.13)
Net realized gains	(0.02)	(0.51)	(0.34)	(0.09)
Total distributions	(0.18)	(0.68)	(0.79)	(0.22)

Net asset value, end of period	$12.30	$11.50	$12.65	$11.76
Total return[5]	8.56%	(3.90)%	14.69%	(1.47)%

Net assets, end of period (000s)	$11	$22	$33	$10

Ratios to average net assets:
Gross expenses	1.74%[6]	2.27%	1.93%	1.79%[6]
Net expenses[7,8,9]	1.45 [6]	1.45	1.45	1.45 [6]
Net investment income	2.70 [6]	2.75	3.21	3.51 [6]

Portfolio turnover rate	35%	81%	76%	53%

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2014 (unaudited).

[4]	For the period October 31, 2011 (inception date) to December 31, 2011.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

14	Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2014[2]	2013	2012	2011[3]

Net asset value, beginning of period	$11.52	$12.66	$11.76	$12.16

Income (loss) from operations:
Net investment income	0.18	0.38	0.42	0.08
Net realized and unrealized gain (loss)	0.83	(0.78)	1.33	(0.25)
Total income (loss) from operations	1.01	(0.40)	1.75	(0.17)

Less distributions from:
Net investment income	(0.21)	(0.23)	(0.51)	(0.14)
Net realized gains	(0.02)	(0.51)	(0.34)	(0.09)
Total distributions	(0.23)	(0.74)	(0.85)	(0.23)

Net asset value, end of period	$12.30	$11.52	$12.66	$11.76
Total return[4]	8.79%	(3.27)%	15.30%	(1.40)%

Net assets, end of period (000s)	$76,199	$271	$11	$2,350

Ratios to average net assets:
Gross expenses	1.10%[5,6]	1.35%[6]	1.31%	1.32%[5]
Net expenses[7,8,9]	1.00 [5,6]	0.82 [6]	0.99	1.00 [5]
Net investment income	2.98 [5]	3.24	3.49	4.07 [5]

Portfolio turnover rate	35%	81%	76%	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period October 31, 2011 (inception date) to December 31, 2011.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2014[2]	2013	2012	2011[3]

Net asset value, beginning of period	$11.50	$12.65	$11.76	$12.16

Income (loss) from operations:
Net investment income	0.17	0.35	0.41	0.07
Net realized and unrealized gain (loss)	0.82	(0.80)	1.29	(0.25)
Total income (loss) from operations	0.99	(0.45)	1.70	(0.18)

Less distributions from:
Net investment income	(0.18)	(0.19)	(0.47)	(0.13)
Net realized gains	(0.02)	(0.51)	(0.34)	(0.09)
Total distributions	(0.20)	(0.70)	(0.81)	(0.22)

Net asset value, end of period	$12.29	$11.50	$12.65	$11.76
Total return[4]	8.66%	(3.71)%	14.93%	(1.45)%

Net assets, end of period (000s)	$12	$11	$11	$10

Ratios to average net assets:
Gross expenses	1.44%[5]	1.92%	1.64%	1.58%[5]
Net expenses[6,7,8]	1.25 [5]	1.25	1.24	1.25 [5]
Net investment income	2.91 [5]	2.94	3.36	3.71 [5]

Portfolio turnover rate	35%	81%	76%	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period October 31, 2011 (inception date) to December 31, 2011.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

16	Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2014[2]	2013	2012	2011[3]

Net asset value, beginning of period	$11.51	$12.65	$11.76	$12.16

Income (loss) from operations:
Net investment income	0.20	0.39	0.49	0.08
Net realized and unrealized gain (loss)	0.82	(0.76)	1.28	(0.25)
Total income (loss) from operations	1.02	(0.37)	1.77	(0.17)

Less distributions from:
Net investment income	(0.21)	(0.26)	(0.54)	(0.14)
Net realized gains	(0.02)	(0.51)	(0.34)	(0.09)
Total distributions	(0.23)	(0.77)	(0.88)	(0.23)

Net asset value, end of period	$12.30	$11.51	$12.65	$11.76
Total return[4]	8.92%	(3.10)%	15.50%	(1.36)%

Net assets, end of period (000s)	$158,796	$109,850	$10,117	$10

Ratios to average net assets:
Gross expenses	0.83%[5]	1.03%[6]	1.11%	1.09%[5]
Net expenses[7,8,9]	0.75 [5]	0.72 [6]	0.75	0.75 [5]
Net investment income	3.43 [5]	3.34	4.01	4.22 [5]

Portfolio turnover rate	35%	81%	76%	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period October 31, 2011 (inception date) to December 31, 2011.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares	2014[1,2]	2013[1]	2012[1]	2011[1]	2010	2009[3]

Net asset value, beginning of period	$11.50	$12.64	$11.75	$12.06	$12.04	$12.00

Income (loss) from operations:
Net investment income (loss)	0.21	0.43	0.48	0.50	0.41	(0.00)	[4]
Net realized and unrealized gain (loss)	0.82	(0.80)	1.30	(0.12)	0.44	0.04
Total income (loss) from operations	1.03	(0.37)	1.78	0.38	0.85	0.04

Less distributions from:
Net investment income	(0.22)	(0.26)	(0.55)	(0.60)	(0.78)	—
Net realized gains	(0.02)	(0.51)	(0.34)	(0.09)	(0.05)	—
Total distributions	(0.24)	(0.77)	(0.89)	(0.69)	(0.83)	—

Net asset value, end of period	$12.29	$11.50	$12.64	$11.75	$12.06	$12.04
Total return[5]	8.98%	(3.05)%	15.61%	3.19%	7.21%	0.33%

Net assets, end of period (000s)	$31,795	$17,643	$67,363	$82,823	$33,396	$5,018

Ratios to average net assets:
Gross expenses	0.71%[6]	1.10%	0.90%	0.86%	2.04%	111.81%[6]
Net expenses[7,8,9]	0.65 [6]	0.65	0.65	0.65	0.65	0.65	[6]
Net investment income (loss)	3.54 [6]	3.59	3.93	4.16	3.40	(0.64)	[6]

Portfolio turnover rate	35%	81%	76%	53%	49%	0%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period December 28, 2009 (inception date) to December 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Amount represents less than 1%.

See Notes to Financial Statements.

18	Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason BW International Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

20	Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Sovereign bonds	—	$161,926,035	—	$161,926,035
Collateralized mortgage obligations	—	4,669,994	—	4,669,994
Corporate bonds & notes	—	20,369,582	—	20,369,582
Total long-term investments	—	$186,965,611	—	$186,965,611
Short-term investments†	$14,966,960	—	—	14,966,960
Total investments	$14,966,960	$186,965,611	—	$201,932,571
Other financial instruments:
Forward foreign currency contracts	—	$255,335	—	$255,335
Total	$14,966,960	$187,220,946	—	$202,187,906

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Forward foreign currency contracts	—	$426,128	—	$426,128

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon

Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price

22	Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report

volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2014, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $426,128. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Prior to April 1, 2014, distributions from net investment income of the Fund, if any, were declared daily and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to

24	Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report

distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2014, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of Indonesian securities held by the Fund are subject to capital gains tax in that country. As of June 30, 2014, there were $597 of deferred capital gains tax liabilities accrued on unrealized gains.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. LMPFA has delegated to Brandywine Global the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global 70% of the net management fee.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 1.00%, 1.75%, 1.45%, 1.00%, 1.25%, 0.75% and 0.65%, respectively. In addition, total annual fund operating expenses for Class IS shares of the Fund did not exceed total annual operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

During the six months ended June 30, 2014, fees waived and/or expenses reimbursed amounted to $61,699.

The investment manager is permitted to recapture amounts waived or reimbursed to a class within three years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at June 30, 2014, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires December 31, 2014	$6	—	$6	$512	$6	—	$178,053
Expires December 31, 2015	229	$27	120	6,184	42	$10,893	188,690
Expires December 31, 2016	6,724	837	235	583	74	157,998	149,883
Expires December 31, 2017	2,820	428	26	273	11	51,101	7,040
Total fee waivers/expense reimbursements subject to recapture	$9,779	$1,292	$387	$7,552	$133	$219,992	$523,666

For the six months ended June 30, 2014, LMPFA recaptured $99 for Class FI shares.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2014, LMIS and its affiliates retained sales charges of $2,263 on sales of the Fund’s Class A shares. In addition, there were no CDSCs paid to LMIS and its affiliates for the six months ended June 30, 2014.

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

All officers and two Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$100,678,419
Sales	54,059,290

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,664,516
Gross unrealized depreciation	(1,000,064)
Net unrealized appreciation	$10,664,452

26	Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report

At June 30, 2014, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Chilean Peso	HSBC Bank USA, N.A.	707,500,000	$1,278,147	7/11/14	$50,274
Chilean Peso	HSBC Bank USA, N.A.	415,000,000	749,726	7/11/14	28,237
Chilean Peso	HSBC Bank USA, N.A.	679,000,000	1,224,483	7/28/14	15,569
Chilean Peso	HSBC Bank USA, N.A.	375,000,000	676,261	7/28/14	3,011
Chilean Peso	HSBC Bank USA, N.A.	95,000,000	171,319	7/28/14	1,373
Euro	Citibank, N.A.	120,000	164,338	8/7/14	(1,387)
Euro	HSBC Bank USA, N.A.	300,000	410,846	8/7/14	1,768
Chilean Peso	HSBC Bank USA, N.A.	2,348,000,000	4,224,991	8/18/14	(15,420)
Chilean Peso	HSBC Bank USA, N.A.	2,666,000,000	4,785,768	9/10/14	(3,597)
British Pound	HSBC Bank USA, N.A.	460,000	786,757	9/16/14	6,184
Indian Rupee	Barclays Bank PLC	511,000,000	8,340,562	9/17/14	(174,260)
Indian Rupee	Barclays Bank PLC	30,000,000	489,661	9/17/14	(3,192)
Chilean Peso	HSBC Bank USA, N.A.	763,000,000	1,367,445	9/26/14	(429)
Chilean Peso	HSBC Bank USA, N.A.	360,000,000	645,190	9/26/14	(3,809)
					(95,678)
Contracts to Sell:
Euro	Citibank, N.A.	11,900,000	16,296,881	8/7/14	148,919
Australian Dollar	HSBC Bank USA, N.A.	350,000	329,069	8/12/14	(1,066)
Australian Dollar	Morgan Stanley & Co. Inc.	5,640,000	5,302,708	8/12/14	(73,469)
British Pound	HSBC Bank USA, N.A.	2,710,000	4,635,023	9/16/14	(85,475)
New Zealand Dollar	Barclays Bank PLC	440,000	382,409	9/19/14	(1,158)
New Zealand Dollar	Citibank, N.A.	7,750,000	6,735,616	9/19/14	(62,866)
					(75,115)
Net unrealized depreciation on open forward foreign currency contracts					$(170,793)

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2014.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$255,335

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$426,128

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2014. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts[1]	$(326,811)

[1]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts[1]	$(97,635)

[1]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the six months ended June 30, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$29,130,070
Forward foreign currency contracts (to sell)	48,027,758

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at June 30, 2014:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Forward foreign currency contracts	$255,335	—	$255,335

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2014:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged	Net Amount
Forward foreign currency contracts	$426,128	—	$426,128

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

28	Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C, Class C1, and Class R shares calculated at the annual rate of 0.75%, 0.45%, and 0.25% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2014, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$3,665	$3,783
Class C	2,037	565
Class C1	65	32
Class FI	676	402
Class R	28	14
Class I	—	95,873
Class IS	—	3,500
Total	$6,471	$104,169

For the six months ended June 30, 2014, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$2,820
Class C	428
Class C1	26
Class FI	273
Class R	11
Class I	51,101
Class IS	7,040
Total	$61,699

Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
Net Investment Income:
Class A	$48,287	$23,552
Class C	5,398	1,428
Class C1	236	402
Class FI	107,669	1,959
Class R	176	173
Class I	2,453,318	981,922
Class IS	465,268	747,743
Total	$3,080,352	$1,757,179

Net Realized Gains:
Class A	$3,216	$54,511
Class C	514	5,126
Class C1	14	1,238
Class FI	349	3,693
Class R	14	465
Class I	182,825	1,668,765
Class IS	38,303	1,754,392
Total	$225,235	$3,488,190

7. Shares of beneficial interest

At June 30, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class A
Shares sold	153,182	$1,816,189	519,320	$6,051,570
Shares issued on reinvestment	3,262	39,300	5,927	68,759
Shares repurchased	(408,399)	(4,710,093)	(53,920)	(626,936)
Net increase (decrease)	(251,955)	$(2,854,604)	471,327	$5,493,393

Class C
Shares sold	4,372	$50,340	36,726	$433,570
Shares issued on reinvestment	486	5,825	555	6,554
Shares repurchased	(967)	(11,706)	(9,898)	(114,784)
Net increase	3,891	$44,459	27,383	$325,340

30	Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report

	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount

Class C1
Shares issued on reinvestment	21	$250	136	$1,640
Shares repurchased	(952)	(11,533)	(895)	(10,223)
Net decrease	(931)	$(11,283)	(759)	$(8,583)

Class FI
Shares sold	6,176,309	$76,053,940	28,357	$334,947
Shares issued on reinvestment	161	1,975	170	1,982
Shares repurchased	(4,708)	(57,763)	(5,897)	(68,224)
Net increase	6,171,762	$75,998,152	22,630	$268,705

Class R
Shares issued on reinvestment	16	$191	53	$638
Net increase	16	$191	53	$638

Class I
Shares sold	4,359,253	$51,748,633	9,573,864	$112,039,239
Shares issued on reinvestment	202,213	2,432,868	181,380	2,102,098
Shares repurchased	(1,194,887)	(14,174,473)	(1,008,370)	(11,731,396)
Net increase	3,366,579	$40,007,028	8,746,874	$102,409,941

Class IS
Shares sold	1,134,976	$13,328,038	234,643	$2,739,183
Shares issued on reinvestment	26,408	320,277	146,477	1,793,354
Shares repurchased	(108,170)	(1,252,252)	(4,175,068)	(50,778,056)
Net increase (decrease)	1,053,214	$12,396,063	(3,793,948)	$(46,245,519)

Legg Mason BW International Opportunities Bond Fund 2014 Semi-Annual Report	31

Legg Mason

BW International Opportunities Bond Fund

Trustees

Kenneth D. Fuller

President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

Jennifer W. Murphy

Chair

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Custodian

State Street Bank & Trust Company

Transfer agent*

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Counsel

K&L Gates LLP

Washington, DC

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	Effective on or about September 8, 2014, BNY Mellon Investment Servicing (US) Inc. will serve as the Fund’s transfer agent.

Legg Mason BW International Opportunities Bond Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason BW International Opportunities Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason BW International Opportunities Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012846 8/14 SR14-2276

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	August 21, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of

Date:	August 21, 2014